Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of March 31, 2025 and September 30, 2024, property and equipment, net consisted of the following:

	Yen in thousands
	As of March 31,	As of September 30,
	2025	2024
Computers	¥366	¥366
Furniture and fixtures	319	319
Total property and equipment	685	685
Less: Accumulated depreciation	(422)	(324)
Total property and equipment, net	¥263	¥361